UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH Partner Fund – International Equity
BBH Limited Duration Fund
BBH Intermediate Municipal Bond Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2017 (unaudited)

Shares				Value

	COMMON STOCKS (95.0%)

	BASIC MATERIALS (4.8%)

995,643	Celanese Corp. (Series A)			$ 84,032,269
648,654	Praxair, Inc.			76,826,580
	Total Basic Materials			160,858,849

	COMMUNICATIONS (18.8%)

224,328	Alphabet, Inc. (Class C)1			178,742,307
2,956,063	Comcast Corp. (Class A)			222,946,271
4,763,863	Discovery Communications, Inc. (Class C)1			132,006,644
2,764,560	Liberty Global, Plc. (Series C)1			97,118,993
	Total Communications			630,814,215

	CONSUMER CYCLICAL (5.2%)

779,108	Bed, Bath & Beyond, Inc.			31,437,008
3,800,000	Liberty Interactive Corp. QVC Group (Class A)1			72,884,000
1,021,976	Wal-Mart Stores, Inc.			68,206,678
	Total Consumer Cyclical			172,527,686

	CONSUMER NON-CYCLICAL (30.3%)

488,091	Dentsply Sirona, Inc.			27,674,760
1,029,756	Diageo, Plc. ADR			115,363,565
384,574	FleetCor Technologies, Inc.1			56,720,819
320,250	Henry Schein, Inc.1			51,195,165
1,376,997	Nestle SA ADR			100,823,720
1,979,990	Nielsen Holdings, Plc.			81,001,391
2,298,537	Novartis AG ADR			169,907,855
3,078,919	PayPal Holdings, Inc.1			122,479,398
1,067,229	Perrigo Co., Plc.			81,269,488
1,562,958	Unilever NV (NY Shares)			63,534,243
2,645,219	Zoetis, Inc.			145,328,332
	Total Consumer Non-Cyclical			1,015,298,736

	FINANCIALS (20.8%)

981	Berkshire Hathaway, Inc. (Class A)1			241,306,723
2,284,535	Progressive Corp.			85,532,990
3,716,030	US Bancorp			195,648,980
3,064,170	Wells Fargo & Co.			172,604,696
	Total Financials			695,093,389

	INDUSTRIALS (1.6%)

751,946	Waste Management, Inc.			52,260,247
	Total Industrials			52,260,247

	TECHNOLOGY (13.5%)

1,913,808	Microsoft Corp.			123,727,687
5,874,285	Oracle Corp.			235,617,571
Shares				Value

	COMMON STOCKS (continued)

	TECHNOLOGY (continued)

1,716,715	QUALCOMM, Inc.			$ 91,724,083
	Total Technology			451,069,341

	Total Common Stocks (Identified cost $2,141,076,098)			3,177,922,463

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (3.1%)

$105,000,000	National Australia Bank (Agreement dated 1/31/17 collateralized by U.S. Treasury Notes 2.125%, due 08/31/20, original par $104,375,000, valued at $107,100,000).	02/01/17	0.450%	105,000,000
	Total Repurchase Agreements (Identified cost $105,000,000)			105,000,000

	U.S. TREASURY BILLS (2.2%)

75,000,000	U.S. Treasury Bill2	04/06/17	0.000	74,937,675
	Total U.S. Treasury Bills (Identified cost $74,932,000)			74,937,675

TOTAL INVESTMENTS (Identified cost $2,321,008,098)3			100.3%	$ 3,357,860,138
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.3)%	(11,239,448)
NET ASSETS			100.0%	$3,346,620,690

_____________

1	Non-income producing security.

2	Security issued with a zero coupon. Income is recognized through accretion of discount.

3
The aggregate cost for federal income tax purposes is $2,321,008,098, the aggregate gross unrealized appreciation is $1,080,066,036, and the aggregate gross unrealized depreciation is $43,213,996, resulting in net unrealized appreciation of $1,036,852,040.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2017
Common Stocks:
Basic Materials	$ 160,858,849	$ –	$ –	$ 160,858,849
Communications	630,814,215	–	–	630,814,215
Consumer Cyclical	172,527,686	–	–	172,527,686
Consumer Non-Cyclical	1,015,298,736	–	–	1,015,298,736
Financials	695,093,389	–	–	695,093,389
Industrials	52,260,247	–	–	52,260,247
Technology	451,069,341	–	–	451,069,341
Repurchase Agreements	–	105,000,000	–	105,000,000
U.S. Treasury Bills	–	74,937,675	–	74,937,675
Investments, at value	$ 3,177,922,463	$ 179,937,675	$ –	$3,357,860,138

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the     period ended January 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Shares		Value

	COMMON STOCKS (93.8%)

	CANADA (1.4%)

	FINANCIALS

22,550	Intact Financial Corp.	$ 1,644,390
	Total Canada	1,644,390

	FRANCE (8.3%)

	COMMUNICATIONS

94,170	JCDecaux S.A.	3,019,041

	CONSUMER NON-CYCLICAL

40,700	Sanofi	3,314,891

	DIVERSIFIED

26,500	Wendel S.A.	3,136,253
	Total France	9,470,185

	GERMANY (3.2%)

	BASIC MATERIALS

32,400	Brenntag AG	1,881,531
42,400	Fuchs Petrolub SE	1,792,340
	Total Germany	3,673,871

	IRELAND (2.4%)

	CONSUMER NON-CYCLICAL

36,354	Perrigo Co., Plc.	2,768,357
	Total Ireland	2,768,357

	ITALY (2.8%)

	CONSUMER NON-CYCLICAL

317,450	Davide Campari-Milano SpA	3,185,227
	Total Italy	3,185,227

	NETHERLANDS (3.4%)

	CONSUMER NON-CYCLICAL

23,900	Heineken Holding NV	1,679,750
54,700	Unilever NV	2,211,051
	Total Netherlands	3,890,801

	SWEDEN (0.4%)

	FINANCIALS

33,400	Svenska Handelsbanken AB (Class A)	499,374
	Total Sweden	499,374

	SWITZERLAND (7.7%)

	CONSUMER NON-CYCLICAL

50,025	Nestle SA	3,660,749

Shares		Value

	COMMON STOCKS (continued)

	SWITZERLAND (continued)

	CONSUMER NON-CYCLICAL (continued)

70,926	Novartis AG	$ 5,234,793
	Total Switzerland	8,895,542

	UNITED KINGDOM (16.0%)

	COMMUNICATIONS

87,249	Liberty Global, Plc. (Series C)1	3,065,057

	CONSUMER NON-CYCLICAL

331,400	Aggreko, Plc.	4,207,603
173,725	Diageo, Plc.	4,836,087
95,425	Nielsen Holdings, Plc.	3,903,837
10,100	Reckitt Benckiser Group, Plc.	867,582
		13,815,109
	INDUSTRIALS

460,500	Rotork, Plc.	1,487,916
	Total United Kingdom	18,368,082

	UNITED STATES (48.2%)

	BASIC MATERIALS

40,975	Celanese Corp. (Series A)	3,458,290
28,225	Praxair, Inc.	3,342,969
		6,801,259
	COMMUNICATIONS

7,218	Alphabet, Inc. (Class C)1	5,751,230
169,128	Discovery Communications, Inc. (Class C)1	4,686,537
		10,437,767
	CONSUMER CYCLICAL

27,550	Bed, Bath & Beyond, Inc.	1,111,643
104,400	Liberty Interactive Corp. QVC Group (Class A)1	2,002,392
43,110	Wal-Mart Stores, Inc.	2,877,161
		5,991,196
	CONSUMER NON-CYCLICAL

11,831	FleetCor Technologies, Inc.1	1,744,954
106,275	PayPal Holdings, Inc.1	4,227,620
95,149	Zoetis, Inc.	5,227,486
		11,200,060
	FINANCIALS

100,150	Wells Fargo & Co.	5,641,450

	TECHNOLOGY

68,875	Microsoft Corp.	4,452,768
188,925	Oracle Corp.	7,577,782

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)

	TECHNOLOGY (continued)

60,988	QUALCOMM, Inc.			$ 3,258,589
				15,289,139
	Total United States			55,360,871

	Total Common Stocks (Identified cost $94,016,434)			107,756,700

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (4.8%)

$ 5,500,000	National Australia Bank (Agreement dated 1/31/2017 collateralized by U.S. Treasury Note 2.125%, due 08/31/20, original par $5,470,000, valued at $ 5,610,000).	02/01/17	0.450%	5,500,000
	Total Repurchase Agreements (Identified cost $5,500,000)			5,500,000

TOTAL INVESTMENTS (Identified cost $99,516,434)2			98.6%	$ 113,256,700
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.4%	1,636,752
NET ASSETS			100.0%	$ 114,893,452

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $99,516,434, the aggregate gross unrealized appreciation is $19,510,829, and the aggregate gross unrealized depreciation is $5,770,563, resulting in net unrealized appreciation of $13,740,266.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2017
Common Stocks:
Basic Materials	$ 6,801,259	$ 3,673,871	$ –	$ 10,475,130
Communications	13,502,824	3,019,041	–	16,521,865
Consumer Cyclical	5,991,196	–	–	5,991,196
Consumer Non-Cyclical	17,872,254	29,197,733	–	47,069,987
Diversified	–	3,136,253	–	3,136,253
Financials	7,285,840	499,374	–	7,785,214
Industrials	–	1,487,916	–	1,487,916
Technology	15,289,139	–	–	15,289,139
Repurchase Agreements	–	5,500,000	–	5,500,000
Investments, at value	$ 66,742,512	$ 46,514,188	$ –	$ 113,256,700

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the   period ended January 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)
PORTFOLIO OF INVESTMENTS
January 31, 2017 (unaudited)

Shares		Value

	COMMON STOCKS (97.0%)

	AUSTRALIA (2.8%)

	CONSUMER NON-CYCLICAL

90,200	Cochlear, Ltd.	$ 8,571,622
137,200	CSL, Ltd.	11,719,252
		20,290,874
	FINANCIALS

781,348	QBE Insurance Group, Ltd.	7,387,781

	Total Australia	27,678,655

	BERMUDA (1.6%)

	DIVERSIFIED

261,800	Jardine Matheson Holdings, Ltd.	16,185,959

	Total Bermuda	16,185,959

	DENMARK (3.1%)

	BASIC MATERIALS

196,709	Novozymes AS (Class B)	7,674,094

	CONSUMER NON-CYCLICAL

150,184	Coloplast AS (Class B)	10,758,576
137,553	ISS AS	4,896,044
227,700	Novo Nordisk AS (Class B)	8,232,272
		23,886,892

	Total Denmark	31,560,986

	FINLAND (1.0%)

	INDUSTRIALS

222,000	Kone OYJ (Class B)	10,056,580

	Total Finland	10,056,580

	FRANCE (9.2%)

	BASIC MATERIALS

109,462	Air Liquide SA	11,841,276

	CONSUMER CYCLICAL

61,432	LVMH Moet Hennessy Louis Vuitton SE	12,432,880

	CONSUMER NON-CYCLICAL

57,544	Danone SA	3,611,647
87,325	Essilor International SA	10,203,067
52,700	L'Oreal SA	9,594,539
185,069	Sanofi	15,073,307
		38,482,560
	ENERGY

213,332	Total SA	10,806,288

	FINANCIALS

143,295	Societe Generale SA	7,026,623

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	INDUSTRIALS
229,849	Cie de Saint-Gobain	$ 11,317,032

	Total France	91,906,659

	GERMANY (6.7%)

	COMMUNICATIONS

629,331	Deutsche Telekom AG	10,976,611

	CONSUMER CYCLICAL

72,200	Adidas AG	11,340,513
21,907	Bayerische Motoren Werke AG	1,983,917
8,878	Bayerische Motoren Werke AG (Preference Shares)	661,996
122,104	Daimler AG (Class Registered)	9,181,431
		23,167,857
	FINANCIALS

66,254	Allianz SE	11,211,851

	TECHNOLOGY

238,392	SAP SE	21,733,868

	Total Germany	67,090,187

	HONG KONG (6.9%)

	COMMUNICATIONS

1,453,000	China Mobile, Ltd.	16,519,168

	ENERGY

8,337,000	CNOOC, Ltd.	10,479,674

	FINANCIALS

2,127,800	AIA Group, Ltd.	13,181,182
3,939,000	Hang Lung Properties, Ltd.	9,661,372
		22,842,554
	UTILITIES

949,000	CLP Holdings, Ltd.	9,295,522
5,393,011	Hong Kong & China Gas Co., Ltd.	10,158,236
		19,453,758
	Total Hong Kong	69,295,154

	ITALY (1.9%)

	ENERGY

690,992	ENI SpA	10,658,134

	UTILITIES

1,989,719	Enel SpA	8,316,989

	Total Italy	18,975,123

	JAPAN (21.2%)

	BASIC MATERIALS

163,400	Shin-Etsu Chemical Co., Ltd.	14,091,468

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	COMMUNICATIONS
761,400	Rakuten, Inc.		$ 7,599,395
	CONSUMER CYCLICAL

246,400	Denso Corp.		10,677,988
463,200	Honda Motor Co., Ltd.		13,852,874
49,200	Sekisui Chemical Co., Ltd.		802,997
59,100	Shimano, Inc.		9,311,866
110,400	Sumitomo Electric Industries, Ltd.		1,607,655
68,700	Sundrug Co., Ltd.		4,744,475
			40,997,855

	CONSUMER NON-CYCLICAL

58,800	Kao Corp.		2,916,434
799,600	Kirin Holdings Co., Ltd.		13,077,275
289,100	Takeda Pharmaceutical Co., Ltd.		12,091,769
			28,085,478
	ENERGY

962,000	Inpex Corp.		9,433,463

	FINANCIALS

75,600	Daito Trust Construction Co., Ltd.		10,578,577
252,300	Tokio Marine Holdings, Inc.		10,543,424
			21,122,001
	INDUSTRIALS

132,100	Daikin Industries, Ltd.		13,105,144
62,000	FANUC Corp.		12,153,953
110,400	Hoya Corp.		4,805,608
33,250	Keyence Corp.		12,918,319
132,900	Kyushu Railway Co.1		3,610,564
517,000	Mitsubishi Electric Corp.		7,869,359
48,400	Murata Manufacturing Co., Ltd.		6,515,993
54,900	Rinnai Corp.		4,665,647
38,500	SMC Corp.		10,513,822
			76,158,409
	TECHNOLOGY

398,400	Canon, Inc.		11,818,554
22,900	Tokyo Electron, Ltd.		2,371,459
			14,190,013
	Total Japan		211,678,082

	JERSEY (1.0%)

	CONSUMER NON-CYCLICAL

520,200	Experian, Plc.		10,020,770

	Total Jersey		10,020,770

Shares			Value
	COMMON STOCKS (continued)
	NETHERLANDS (1.0%)
	CONSUMER NON-CYCLICAL
455,061	Koninklijke Ahold NV		$ 9,695,365

	Total Netherlands		9,695,365

	SINGAPORE (2.8%)
	COMMUNICATIONS

3,054,100	Singapore Telecommunications, Ltd.		8,388,528

	FINANCIALS

2,873,900	Ascendas Real Estate Investment Trust		5,017,670
819,989	United Overseas Bank, Ltd.		12,176,133
			17,193,803
	INDUSTRIALS

1,086,200	SembCorp Industries, Ltd.		2,428,576

	Total Singapore		28,010,907

	SPAIN (3.4%)

	COMMUNICATIONS

986,786	Telefonica SA		9,545,768

	CONSUMER CYCLICAL

284,800	Industria de Diseno Textil SA		9,407,418

	FINANCIALS

567,830	Banco Santander SA		3,168,785

	UTILITIES

39,900	Iberdrola SA Interim1		252,012
1,816,349	Iberdrola SA		11,472,228
			11,724,240
	Total Spain		33,846,211

	SWEDEN (2.5%)

	COMMUNICATIONS

1,016,503	Telefonaktiebolaget LM Ericsson (Class B)		6,016,240
3,119,136	Telia Co. AB		12,660,930
			18,677,170
	CONSUMER CYCLICAL

208,700	Hennes & Mauritz AB (Class B)		5,983,339

	Total Sweden		24,660,509

	SWITZERLAND (12.7%)

	BASIC MATERIALS

5,500	Givaudan SA		9,910,053
47,461	Syngenta AG		20,189,061
			30,099,114
	CONSUMER NON-CYCLICAL

255,191	Nestle SA		18,674,467
245,781	Novartis AG		18,140,211
49,400	Roche Holding AG		11,648,969

Shares			Value
	COMMON STOCKS (continued)
	SWITZERLAND (continued)
	CONSUMER NON-CYCLICAL (continued)
3,960	SGS SA		$ 8,397,936
			56,861,583
	FINANCIALS

45,357	Zurich Insurance Group AG1		13,036,296

	INDUSTRIALS
681,581	ABB, Ltd.1		16,191,541
76,800	Kuehne + Nagel International AG		10,480,207
			26,671,748
	Total Switzerland		126,668,741

	TAIWAN (2.1%)

	TECHNOLOGY

1,367,000	Taiwan Semiconductor Manufacturing Co., Ltd.		8,186,478
405,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		12,527,823

	Total Taiwan		20,714,301

	UNITED KINGDOM (17.1%)

	COMMUNICATIONS

730,499	Pearson, Plc.		5,675,121

	CONSUMER CYCLICAL

522,700	Compass Group, Plc.		9,301,865
2,784,539	Kingfisher, Plc.		11,800,045
155,500	Whitbread, Plc.		7,691,719
			28,793,629
	CONSUMER NON-CYCLICAL

319,000	Aggreko, Plc.		4,050,167
347,000	Diageo, Plc.		9,659,648
2,664,688	G4S, Plc.		8,564,961
706,448	GlaxoSmithKline, Plc.		13,647,459
204,100	Intertek Group, Plc.		8,751,251
117,200	Reckitt Benckiser Group, Plc.		10,067,390
593,500	Smith & Nephew, Plc.		8,871,815
5,025,295	Tesco, Plc.1		12,272,847
188,300	Unilever, Plc.		7,666,709
			83,552,247
	ENERGY

660,915	Amec Foster Wheeler, Plc.		3,715,387
1,986,404	BP, Plc.		11,900,694
11,275	Royal Dutch Shell, Plc. (Class A)		305,855
586,021	Royal Dutch Shell, Plc. (Class B)		16,598,896
			32,520,832
	FINANCIALS

15,033,509	Lloyds Banking Group, Plc.		12,313,538

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	UTILITIES
729,276	National Grid, Plc.		$ 8,544,518

	Total United Kingdom		171,399,885

	Total Common Stocks (Identified cost $833,007,101)		969,444,074

TOTAL INVESTMENTS (Identified cost $833,007,101)2		97.0%	$ 969,444,074
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		3.0%	29,981,093
NET ASSETS		100.0%	$ 999,425,167

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $833,007,101, the aggregate gross unrealized appreciation is $237,931,241, and the aggregate gross unrealized depreciation is $101,494,268, resulting in net unrealized appreciation of $136,436,973.

BBH International Equity Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH PARTNER FUND – INTERNATIONAL EQUITY (formerly the BBH International Equity Fund)
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2017
Common Stocks:
Australia	$ –	$ 27,678,655	$ –	$ 27,678,655
Bermuda	–	16,185,959	–	16,185,959
Denmark	–	31,560,986	–	31,560,986
Finland	–	10,056,580	–	10,056,580
France	–	91,906,659	–	91,906,659
Germany	–	67,090,187	–	67,090,187
Hong Kong	–	69,295,154	–	69,295,154
Italy	–	18,975,123	–	18,975,123
Japan	–	211,678,082	–	211,678,082
Jersey	–	10,020,770	–	10,020,770
Netherlands	–	9,695,365	–	9,695,365
Singapore	–	28,010,907	–	28,010,907
Spain	–	33,846,211	–	33,846,211
Sweden	–	24,660,509	–	24,660,509
Switzerland	–	126,668,741	–	126,668,741
Taiwan	12,527,823	8,186,478	–	20,714,301
United Kingdom	–	171,399,885	–	171,399,885
Investments, at value	$ 12,527,823	$ 956,916,251	$ –	$ 969,444,074

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2017.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (26.7%)

$ 28,111,012	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$ 27,900,179
5,630,538	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	5,517,927
10,926,491	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	10,962,268
14,103,024	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	14,108,616
24,234,993	AXIS Equipment Finance Receivables IV LLC 2016-1A1	11/20/21	2.210	24,127,349
905,529	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	905,529
27,633,777	BCC Funding X LLC 2015-11	10/20/20	2.224	27,594,926
17,530,000	BCC Funding XIII LLC 2016-11	12/20/21	2.200	17,443,837
2,793,798	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,799,173
18,140,000	Capital Auto Receivables Asset Trust 2013-21	01/20/22	4.060	18,308,557
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,333,028
15,608,335	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.922	9,910,912
13,562,449	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	13,426,825
3,873,005	CCG Receivables Trust 2014-11	11/15/21	1.060	3,867,992
45,000,000	Chase Issuance Trust 2016-A6	01/15/20	1.100	44,906,013
27,388,560	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	27,339,263
8,699,772	CIT Equipment Collateral 2014-VT11	10/21/19	1.500	8,698,845
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,053,603
47,700,000	Citibank Credit Card Issuance Trust 2017-A2	01/19/21	1.740	47,752,336
814,823	Credit Acceptance Auto Loan Trust 2014-1A1	10/15/21	1.550	814,895
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A1	04/15/22	2.290	11,185,685
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,731,627
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,923,146
14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	14,206,678
35,760,000	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	35,981,444
13,545,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	13,545,000
29,946,328	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	29,860,921
21,900,000	Elm Trust 2016-1A1	06/20/25	4.163	21,883,996
18,646,412	Emerald Aviation Finance, Ltd. 2013-11	10/15/38	4.650	18,832,877
30,725,893	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	30,684,545
19,420,000	Enterprise Fleet Financing LLC 2016-21	02/22/22	1.740	19,397,772
17,170,000	Enterprise Fleet Financing LLC 2017-11	07/20/22	2.130	17,169,528
6,689,536	FNA Trust 2015-11	12/10/23	3.240	6,650,347
14,500,000	Ford Credit Auto Owner Trust 2014-21	04/15/26	2.310	14,630,501
16,778,751	Foursight Capital Automobile Receivables Trust 2015-11	01/15/21	2.340	16,675,134
7,005,145	FRS I LLC 2013-1A1	04/15/43	1.800	6,862,213
22,811,092	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	22,399,354
16,510,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.650	16,499,736
6,525,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.970	6,514,377
10,730,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	2.220	10,712,204
7,553,333	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	7,562,670
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,781,366
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,600,046
24,110,000	Lendmark Funding Trust 2016-2A1	04/21/25	3.260	24,070,638

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 4,791,401	MCA Fund I Holding LLC 2014-11,2	08/15/24	2.538%	$ 4,793,222
1,262,727	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	1,262,624
5,266,208	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	5,262,849
15,675,958	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	15,662,041
9,691,618	Navitas Equipment Receivables LLC 2015-11	11/15/18	2.120	9,698,233
22,280,000	Navitas Equipment Receivables LLC 2016-11	06/15/21	2.200	22,240,852
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	2.239	50,471,456
14,332,637	New Mexico State Educational Assistance Foundation 2013-12	01/02/25	1.471	14,087,979
8,114,933	Newtek Small Business Loan Trust 2010-11,2	02/25/41	3.071	8,076,258
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	40,190,655
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,469,508
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	2.518	13,746,318
22,200,000	NextGear Floorplan Master Owner Trust 2016-2A1	09/15/21	2.190	22,019,929
12,280,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T11	06/15/49	2.751	12,164,227
12,500,000	OnDeck Asset Securitization Trust II LLC 2016-1A1	05/17/20	4.210	12,487,900
5,122,974	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	5,124,420
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,218,447
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	26,341,928
16,513,388	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	16,507,202
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,684,001
2,826,144	PFS Tax Lien Trust 2014-11	05/15/29	1.440	2,806,347
50,000,000	Progreso Receivables Funding IV LLC 2015-B1	07/28/20	3.000	49,976,925
29,873,918	ReadyCap Lending Small Business Loan Trust 2015-12	12/25/38	2.021	29,707,472
4,260,287	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	4,265,577
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	11,036,611
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	23,033,659
21,122,248	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	21,386,301
1,481,961	SMART Trust 2013-2US	02/14/19	1.180	1,477,219
10,087,555	SMART Trust 2015-1US	09/14/18	1.500	10,071,052
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,281,372
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,890,160
2,319,929	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	2,323,188
34,770,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T21	11/15/49	2.750	34,584,210
17,000,356	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,775,883
12,161,826	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,365,345
20,343,675	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	20,243,447
2,225,901	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	2,201,084
18,565,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	17,718,397
7,132,622	Tax Ease Funding 2016-1 LLC 2016-1A1	06/15/28	3.131	7,076,265
25,699,000	Textainer Marine Containers, Ltd. 2014-1A1	10/20/39	3.270	24,941,183
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/18	1.717	49,659,122
18,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.568	18,357,128

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)

$ 3,887,262	Utah State Board of Regents 2011-12	05/01/29	1.735%	$ 3,893,753
10,600,000	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	10,640,648
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,463,160
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,546,298
19,570,000	World Financial Network Credit Card Master Trust 2016-B	06/15/22	1.440	19,504,881
	Total Asset Backed Securities (Identified cost $1,554,177,102)			1,544,870,614

	COMMERCIAL MORTGAGE BACKED SECURITIES (8.0%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.743	16,071,122
13,860,000	BBCMS Trust 2015-RRI1,2	05/15/32	3.072	13,867,400
26,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.468	26,244,935
6,349,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	3.222	6,425,294
32,018,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	4.691	32,509,047
12,240,000	BLCP Hotel Trust 2014-CLRN1,2	08/15/29	2.718	12,121,126
30,106,000	BXHTL Mortgage Trust 2015-JWRZ1,2	05/15/29	2.918	30,243,744
35,000,000	CDGJ Commercial Mortgage Trust 2014-BXCH1,2	12/15/27	3.268	34,868,530
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.967	10,461,865
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	2.367	7,315,246
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL21,2	11/15/31	3.667	31,434,410
9,376,518	CGGS Commercial Mortgage Trust 2016-RNDB1,2	02/15/33	2.417	9,394,237
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.738	2,080,776
7,927,219	Commercial Mortgage Pass Through Certificates 2013-GAM1	02/10/28	1.705	7,820,885
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.417	9,491,866
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.617	22,688,404
23,010,000	Cosmopolitan Hotel Trust 2016-CSMO A1,2	11/15/33	2.167	23,182,835
9,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	2.366	9,900,129
19,650,000	GS Mortgage Securities Corp. Trust 2016-ICE21,2	02/15/33	5.017	20,130,000
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT1,2	11/15/29	2.868	9,439,390
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	2.018	5,548,821
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	2.418	10,130,398
18,501,487	Newtek Small Business Loan Trust 2016-1A1,2	02/25/42	3.771	18,496,933
14,860,000	SBA Tower Trust1	12/09/42	2.933	14,872,873
35,700,000	SBA Tower Trust1	04/15/43	2.240	35,760,108
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.617	14,567,350

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)

$ 18,359,254	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.889%	$ 18,361,556
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	2.239	11,425,237
	Total Commercial Mortgage Backed Securities (Identified cost $464,024,986)			464,854,517

	CORPORATE BONDS (29.2%)

	AUTO MANUFACTURERS (1.4%)

13,580,000	Daimler Finance North America LLC1	03/10/17	1.125	13,581,752
41,036,000	Ford Motor Credit Co. LLC	01/16/18	2.375	41,245,284
17,720,000	General Motors Co.	10/02/18	3.500	18,100,165
9,085,000	General Motors Financial Co., Inc.	09/25/17	3.000	9,161,977
				82,089,178
	BANKS (9.1%)

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch1	02/01/19	2.250	24,362,603
27,373,000	Bank of America Corp.	09/01/17	6.000	28,064,989
24,335,000	BNZ International Funding Ltd.1	03/02/21	2.750	24,355,928
17,405,000	Caisse Centrale Desjardins1	09/12/17	1.550	17,407,646
43,473,900	Citigroup Capital XIII2,4	10/30/40	7.409	44,899,844
7,600,000	Citigroup, Inc.2	09/01/23	2.361	7,728,037
438,665	FNBC 1993-A Pass Through Trust	01/05/18	8.080	444,001
37,000,000	Goldman Sachs Group, Inc.2	06/04/17	1.567	37,053,909
20,125,000	Goldman Sachs Group, Inc.	04/01/18	6.150	21,117,686
19,715,000	JPMorgan Chase & Co.	02/15/17	1.350	19,717,937
33,660,000	JPMorgan Chase & Co.	08/15/17	2.000	33,779,123
18,180,000	JPMorgan Chase & Co.	03/01/18	1.700	18,178,455
30,325,000	Merrill Lynch Capital Trust I2,4	12/15/86	6.450	31,161,970
12,775,000	Mitsubishi UFJ Trust & Banking Corp.1	10/16/17	1.600	12,765,649
27,760,000	Morgan Stanley	04/25/18	2.125	27,877,536
25,610,000	National Australia Bank Ltd.	07/12/19	1.375	25,170,507
24,850,000	Royal Bank of Canada	04/15/19	1.625	24,676,174
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,366,974
18,165,000	State Street Corp.	05/15/18	1.350	18,127,744
11,375,000	Svenska Handelsbanken AB	04/04/17	2.875	11,412,310
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	24,727,564
29,515,000	Wells Fargo Bank N.A.	01/22/18	1.650	29,557,826
11,500,000	Wells Fargo Bank N.A.	05/24/19	1.750	11,454,552
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,761,644
				524,170,608
	BEVERAGES (1.7%)

39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,403,831
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	12,768,999
48,418,000	Diageo Capital, Plc.	05/11/17	1.500	48,475,521
				100,648,351

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	COMMERCIAL SERVICES (0.6%)

$ 19,863,000	Experian Finance, Plc.1	06/15/17	2.375%	$ 19,920,205

13,555,000	United Rentals North America, Inc.	07/15/23	4.625	13,843,044
				33,763,249
	COMPUTERS (0.4%)

6,790,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp.1	06/15/21	4.420	7,066,631
17,250,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp.1	06/15/23	5.450	18,529,329
				25,595,960
	COSMETICS/PERSONAL CARE (0.3%)

17,745,000	Avon Products, Inc.	03/15/20	6.600	18,143,375

	DIVERSIFIED FINANCIAL SERVICES (3.5%)

8,695,282	AA Aircraft Financing 2013-1 LLC1	11/01/19	3.596	8,608,329
3,251,599	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	3,486,051
25,020,000	Air Lease Corp.	04/01/17	5.625	25,176,375
15,950,000	Air Lease Corp.	09/04/18	2.625	16,095,719
6,300,000	Alliance Data Systems Corp.1	12/01/17	5.250	6,402,375
3,210,000	Alliance Data Systems Corp.1	04/01/20	6.375	3,254,137
3,750,000	Alliance Data Systems Corp.1	11/01/21	5.875	3,871,875
8,790,000	Alliance Data Systems Corp.1	08/01/22	5.375	8,592,225
15,775,000	Athene Global Funding1	10/23/18	2.875	15,801,912
24,310,000	Athene Global Funding1	01/25/22	4.000	24,587,596
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,627,500
10,154,183	Doric Nimrod Air Alpha 2013-1 Pass Through Trust1	05/30/25	5.250	10,585,735
5,354,689	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust1	11/30/24	5.125	5,522,206
49,455,000	Drawbridge Special Opportunities Fund1	08/01/21	5.000	48,094,988
11,349,000	Murray Street Investment Trust I	03/09/17	4.647	11,377,032
				200,084,055
	ELECTRIC (0.5%)

22,150,000	TransAlta Corp.	06/03/17	1.900	22,122,312
5,580,000	TransAlta Corp.	05/15/18	6.900	5,808,395
				27,930,707
	HEALTHCARE-PRODUCTS (0.2%)

7,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	7,955,025
1,435,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC1	04/15/20	4.875	1,413,475
				9,368,500
	HEALTHCARE-SERVICES (0.5%)

26,155,000	UnitedHealth Group, Inc.	07/16/18	1.900	26,265,086

	INSURANCE (2.3%)

15,985,000	Fairfax Financial Holdings, Ltd.1	05/15/21	5.800	17,314,473
41,960,000	Pricoa Global Funding I1	08/18/17	1.350	41,985,008
24,480,000	Sirius International Group, Ltd.1	11/01/26	4.600	23,170,320
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	32,990,770

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	INSURANCE (continued)

$ 16,740,000	Vitality Re VIII Ltd.1,2	01/08/22	2.263%	$ 16,731,633
				132,192,204
	INTERNET (0.3%)

15,630,000	Expedia, Inc.	08/15/20	5.950	17,186,248

	INVESTMENT COMPANIES (1.4%)

6,800,000	Ares Capital Corp.	11/30/18	4.875	7,103,940
30,450,000	Ares Capital Corp.	01/19/22	3.625	29,781,135
22,645,000	FS Investment Corp.	01/15/20	4.250	22,790,743
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,652,890
				81,328,708
	MACHINERY-CONSTRUCTION & MINING (0.3%)

17,525,000	Caterpillar Financial Services Corp.	01/10/20	2.100	17,553,986

	MEDIA (0.3%)

16,485,000	TEGNA, Inc.	10/15/19	5.125	16,897,125

	MINING (0.1%)

8,000,000	Freeport-McMoRan, Inc.1	11/15/20	6.500	8,200,000

	OIL & GAS (0.2%)

19,630,325	Odebrecht Drilling Norbe VII/IX, Ltd.1	06/30/22	6.350	8,833,646
10,094,400	Odebrecht Offshore Drilling Finance, Ltd.1	10/01/23	6.750	3,331,152
				12,164,798
	PHARMACEUTICALS (1.0%)

14,270,000	AbbVie, Inc.	05/14/18	1.800	14,291,034
9,000,000	AbbVie, Inc.	05/14/20	2.500	9,040,824
14,000,000	AbbVie, Inc.	05/14/21	2.300	13,777,274
7,787,000	GlaxoSmithKline Capital, Inc.	05/15/18	5.650	8,202,476
9,445,000	Pfizer, Inc.	03/30/17	6.050	9,519,842
				54,831,450
	PIPELINES (1.2%)

14,927,000	Enterprise Products Operating LLC	09/15/17	6.300	15,367,212
23,190,000	Spectra Energy Capital LLC	10/01/19	8.000	26,261,260
15,207,000	TransCanada PipeLines, Ltd.	11/09/17	1.625	15,204,902
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	13,220,794
				70,054,168
	REAL ESTATE (0.8%)

11,490,000	Prologis International Funding II SA1	02/15/20	4.875	11,989,160
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,202,678
				45,191,838
	REAL ESTATE INVESTMENT TRUSTS (1.2%)

15,400,000	Digital Realty Trust LP	10/01/20	3.400	15,706,845
25,330,000	Select Income REIT	02/01/22	4.150	25,285,470
22,739,000	Welltower, Inc.	09/15/17	4.700	23,163,946

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	REAL ESTATE INVESTMENT TRUSTS (continued)

$ 7,710,000	Welltower, Inc.	03/15/18	2.250%	$ 7,754,934
				71,911,195
	RETAIL (0.4%)

25,260,000	Wal-Mart Stores, Inc2.	06/01/18	5.524	25,590,704

	TELECOMMUNICATIONS (1.2%)

49,130,000	BellSouth LLC1	04/26/21	4.400	49,463,101
9,175,000	British Telecommunications, Plc.	01/15/18	5.950	9,544,340
8,760,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC1	03/20/23	3.360	8,770,950
				67,778,391
	TRUCKING & LEASING (0.3%)

17,180,000	Park Aerospace Holdings Ltd.1	08/15/22	5.250	17,609,500

	Total Corporate Bonds (Identified cost $1,699,811,183)			1,686,549,384

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.2%)

10,599,462	Aria Energy Operating LLC2	05/27/22	5.500	10,519,966
34,419,804	Astoria Energy LLC Term B2	12/24/21	5.000	34,434,260
39,727,649	AT&T, Inc. Term A2	03/02/18	1.934	39,668,057
13,635,000	Avolon TLB Borrower 1 (Luxembourg) S.a r.l Term B22	01/20/22	3.785	13,810,346
24,594,135	Charter Communications Operating LLC (CCO Safari LLC) Term H2	01/15/22	2.776	24,613,319
9,875,000	Dell International LLC Term A22	09/07/21	3.030	9,878,752
24,289,125	Dell International LLC Term B2	09/07/23	4.030	24,392,354
44,844,330	Delos Finance S.a.r.l2	10/06/23	3.248	45,124,607
21,395,043	Eastern Power LLC (TPF II LC, LLC)2	10/02/21	5.000	21,608,993
4,823,459	Entergy Rhode Island Energy LP Term B2	12/19/22	5.750	4,847,576
15,821,139	HCA, Inc. Term B62	03/17/23	4.028	15,972,706
1,955,000	Mallinckrodt International Finance S.A. Term B2	03/19/21	3.748	1,958,910
14,568,099	Mallinckrodt International Finance S.A. Term B12	03/19/21	3.498	14,568,099
42,000,000	Medtronic, Inc.2	01/26/18	1.651	41,685,000
42,982,460	RPI Finance Trust Term B52	10/14/22	3.498	43,315,574
22,700,000	Sprint Communications, Inc.2	02/02/24	3.535	22,728,375
68,000,000	Verizon Communications, Inc.2	07/31/19	2.021	67,915,000
40,198,000	Western Digital Corporation Term B12	04/29/23	4.526	40,499,485
	Total Loan Participations and Assignments (Identified cost $473,907,739)			477,541,379

	MUNICIPAL BONDS (7.2%)

14,250,000	Baylor Health Care System, Revenue Bonds2	11/15/25	0.975	13,507,717
5,000,000	Butler County General Authority, Revenue Bonds, AGM5	02/07/17	0.700	5,000,000
50,000,000	California Statewide Communities Development Authority, Revenue Bonds5	02/07/17	0.650	50,000,000

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)

$ 18,000,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds5	02/01/17	0.580%	$ 18,000,000
7,000,000	City of Charlotte, North Carolina, Certificates of Participation5	02/07/17	0.630	7,000,000
10,800,000	City of New York, General Obligation Bonds5	02/07/17	0.680	10,800,000
23,635,000	City of New York, General Obligation Bonds5	02/07/17	0.680	23,635,000
5,250,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	1.007	5,179,456
6,900,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	1.007	6,807,706
7,000,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds5	02/01/17	0.450	7,000,000
52,300,000	County of Franklin, Ohio, Revenue Bonds5	02/07/17	0.650	52,300,000
9,600,000	Illinois Finance Authority, Revenue Bonds5	02/07/17	0.640	9,600,000
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM6	02/15/18	0.000	27,416,895
20,940,000	New Jersey Economic Development Authority, Revenue Bonds, NPFG6	02/15/17	0.000	20,929,111
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,599,887
10,850,000	New York City Water & Sewer System, Revenue Bonds5	02/01/17	0.620	10,850,000
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG2	12/01/20	1.155	3,472,672
18,000,000	New York State Housing Finance Agency, Revenue Bonds5	02/07/17	0.620	18,000,000
49,900,000	New York State Housing Finance Agency, Revenue Bonds5	02/07/17	0.670	49,900,000
15,000,000	Ohio Higher Educational Facility Commission, Revenue Bonds5	02/01/17	0.610	15,000,000
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds1	07/01/21	2.967	7,136,002
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,413,478
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,266,974
25,000,000	State of California, General Obligation Bonds5	02/01/17	0.500	25,000,000
15,355,000	State of Illinois, General Obligation Bonds	03/01/17	5.365	15,399,529
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds6	06/01/41	0.000	4,372,290
	Total Municipal Bonds (Identified cost $415,681,063)			416,586,717

	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.2%)

100,000,000	Federal Home Loan Bank Discount Notes6	02/24/17	0.000	99,966,842
152,464	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.920	161,864
84,020	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.990	88,749
72,158	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.620	76,144

Principal Amount		Maturity Date	Interest Rate	Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

$ 128,429	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.914%	$ 136,509
10,341,405	Federal National Mortgage Association (FNMA)	07/01/35	5.000	11,314,265
702,095	Federal National Mortgage Association (FNMA)	11/01/35	5.500	785,121
90,343	Federal National Mortgage Association (FNMA)2	07/01/36	3.234	95,907
146,724	Federal National Mortgage Association (FNMA)2	09/01/36	2.951	154,062
122,694	Federal National Mortgage Association (FNMA)2	01/01/37	3.444	129,928
611,344	Federal National Mortgage Association (FNMA)	08/01/37	5.500	683,223
6,958,141	Federal National Mortgage Association (FNMA)	08/01/37	5.500	7,782,691
3,047,311	Federal National Mortgage Association (FNMA)	06/01/40	6.500	3,447,269
19,675	Government National Mortgage Association (GNMA)2	08/20/29	2.125	20,407
	Total U.S. Government Agency Obligations (Identified cost $124,084,798)			124,842,981

	CERTIFICATES OF DEPOSIT (4.5%)

54,200,000	Bank of Nova Scotia2	05/30/17	1.385	54,258,373
54,300,000	Canadian Imperial Bank of Commerce2	08/31/17	1.435	54,392,636
45,200,000	Skandinaviska Enskilda Banken AB2	05/31/17	1.418	45,250,986
54,200,000	Svenska Handelsbanken AB2	05/30/17	1.355	54,272,682
50,000,000	Toronto-Dominion Bank2	09/01/17	1.431	50,090,850
	Total Certificates of Deposit (Identified cost $257,900,000)			258,265,527

	U.S. TREASURY BILLS (11.7%)

60,000,000	U.S. Treasury Bill6	03/09/17	0.000	59,970,163
55,000,000	U.S. Treasury Bill6	03/16/17	0.000	54,968,049
100,000,000	U.S. Treasury Bill6	04/13/17	0.000	99,904,800
50,000,000	U.S. Treasury Bill6	04/20/17	0.000	49,947,750
100,000,000	U.S. Treasury Bill6	05/04/17	0.000	99,869,300
75,000,000	U.S. Treasury Bill6	05/11/17	0.000	74,898,450
50,000,000	U.S. Treasury Bill6	05/18/17	0.000	49,926,400
40,000,000	U.S. Treasury Bill6	06/08/17	0.000	39,926,640
100,000,000	U.S. Treasury Bill6,7	06/15/17	0.000	99,807,800
50,000,000	U.S. Treasury Bill6	08/17/17	0.000	49,828,999
	Total U.S. Treasury Bills (Identified cost $678,987,196)			679,048,351

TOTAL INVESTMENTS (Identified cost $5,668,574,067)8			97.7%	$5,652,559,470
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.3%	132,091,425
NET ASSETS			100.0%	$5,784,650,895

_________

1

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2017 was $ 2,271,965,832 or 39.3% of net assets. Unless otherwise noted, these securities are not considered illiquid.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2017 coupon or interest rate.
3	The Fund’s Investment Adviser has deemed this security to be illiquid upon the SEC definition of an illiquid security.
4	Trust preferred security.
5
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2017.

6	Security issued with zero coupon. Income is recognized through accretion of discount.
7	All or a portion of this security is held at the broker as collateral for open futures contracts.
8
The aggregate cost for federal income tax purposes is $5,668,574,067, the aggregate gross unrealized appreciation is $21,196,746 and the aggregate gross unrealized depreciation is $37,211,343, resulting in net unrealized depreciation of $16,014,597.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corp.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2017
Asset Backed Securities	$ –	$1,534,959,702	$ 9,910,912	$1,544,870,614
Commercial Mortgage Backed Securities	–	464,854,517	–	464,854,517
Corporate Bonds	76,061,814	1,610,487,570	–	1,686,549,384
Loan Participations and Assignments	–	477,541,379	–	477,541,379
Municipal Bonds	–	416,586,717	–	416,586,717
U.S. Government Agency Obligations	–	124,842,981	–	124,842,981
Certificates of Deposit	–	258,265,527	–	258,265,527
U.S. Treasury Bills	–	679,048,351	–	679,048,351
Total Investments, at value	$76,061,814	$5,566,586,744	$ 9,910,912	$5,652,559,470

Other Financial Instruments, at value
Financial Futures Contracts	$ 977,051	$ –	$ –	$ 977,051
Other Financial Instruments, at value	$ 977,051	$ –	$ –	$ 977,051

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3   during the period ended January 31, 2017.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2017:

Asset backed Securities
Balance as of October 31, 2016	$12,548,798
Purchases	−
Sales / Paydowns	(1,467,849)
Realized gains (losses)	136
Change in unrealized appreciation (depreciation)	(1,169,218)
Amortization	(955)
Balance as of January 31, 2017	$9,910,912

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

B. FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2017:

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

The following futures contracts were open at January 31, 2017:

Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain/(Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,400	March 2017	$ 303,515,626	$ 303,668,750	$ 153,124
U.S. Treasury 5-Year Notes	2,850	March 2017	335,921,486	336,745,413	823,927
					$ 977,051

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (99.1%)

	Alabama (0.4%)
$290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$ 327,561
	Total Alabama			327,561

	Arizona (1.3%)
475,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	517,085
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	62,578
390,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	439,795
	Total Arizona			1,019,458

	California (14.1%)
2,000,000	Anaheim City School District, General Obligation Bonds AGM, NPFG1	08/01/29	0.000	1,257,280
1,000,000	California Statewide Communities Development Authority, Revenue Bonds2	11/01/33	2.625	1,001,540
1,000,000	Coast Community College District, General Obligation Bonds, AGM1	08/01/27	0.000	726,340
1,000,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AGM1	06/01/25	0.000	774,000
540,000	Golden State Tobacco Securitization Corp., Revenue Bonds, AMBAC1	06/01/27	0.000	380,835
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC1	07/15/26	0.000	711,140
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC1	07/15/28	0.000	647,660
1,100,000	La Mesa-Spring Valley School District, General Obligation Bonds, NPFG1	08/01/26	0.000	792,748
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	27,231
700,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	798,980
30,000	Long Beach Bond Finance Authority, Revenue Bonds2	11/15/27	2.054	28,116
500,000	Monterey Peninsula Community College District, General Obligation Bonds1	08/01/26	0.000	362,120
1,000,000	Napa Valley Community College District, General Obligation Bonds, NPFG1	08/01/27	0.000	710,020
1,000,000	Santa Ana Unified School District, General Obligation Bonds, NPFG1	08/01/24	0.000	800,570
1,000,000	Ukiah Unified School District, General Obligation Bonds, NPFG1	08/01/24	0.000	799,390
500,000	Ukiah Unified School District, General Obligation Bonds, NPFG1	08/01/25	0.000	383,415
1,185,000	Ukiah Unified School District, General Obligation Bonds, NPFG1	08/01/29	0.000	744,938
	Total California			10,946,323

	Connecticut (2.3%)
550,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/22	3.250	566,192
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	128,168
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	143,588
190,000	State of Connecticut, General Obligation Bonds, AMBAC2	06/01/17	3.194	190,762
725,000	State of Connecticut, General Obligation Bonds2	03/01/25	1.650	712,994
	Total Connecticut			1,741,704

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Florida (3.3%)
$1,000,000	County of Broward Airport System, Revenue Bonds	10/01/25	5.000%	$ 1,110,530
1,000,000	County of Hillsborough Solid Waste & Resource Recovery, Revenue Bonds	09/01/24	5.000	1,149,990
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	39,241
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,148
250,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG2	11/15/23	1.085	236,633
	Total Florida			2,547,542

	Illinois (4.1%)
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	76,102
360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000	371,988
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	105,191
100,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	101,204
110,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	114,851
815,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	864,405
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	333,437
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	310,818
165,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	170,884
190,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	214,098
460,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	517,863
	Total Illinois			3,180,841

	Indiana (2.2%)
1,000,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/22	1.950	975,400
665,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/38	3.500	690,376
	Total Indiana			1,665,776

	Kansas (0.5%)
200,000	City of La Cygne, Revenue Bonds, NPFG2	04/15/27	1.320	173,390
100,000	City of St. Marys, Revenue Bonds, NPFG2	04/15/32	1.320	92,895
100,000	City of Wamego, Revenue Bonds, NPFG2	04/15/32	1.320	90,003
	Total Kansas			356,288

	Maryland (1.5%)
1,000,000	County of Baltimore, General Obligation Bonds	08/01/23	5.000	1,189,910
	Total Maryland			1,189,910

	Massachusetts (4.5%)
100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM2	06/01/17	4.321	100,631
300,000	Commonwealth of Massachusetts, General Obligation Bonds, AGM2	11/01/19	2.573	303,198
1,500,000	Commonwealth of Massachusetts, Revenue Bonds, AGM2	06/01/22	4.531	1,560,555
500,000	Massachusetts Clean Water Trust, Revenue Bonds2	08/01/23	2.012	498,340
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	999,080
	Total Massachusetts			3,461,804

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Michigan (4.4%)
$220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000%	$ 247,282
250,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000	287,300
350,000	Detroit City School District, General Obligation Bonds,	05/01/23	5.000	390,194
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	107,191
90,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	105,574
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	395,268
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,781,045
105,000	Michigan Finance Authority, Revenue Bonds, FGIC	05/01/19	5.000	112,596
	Total Michigan			3,426,450

	Missouri (0.7%)
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC2	06/01/31	1.105	273,147
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC2	06/01/31	1.105	282,844
	Total Missouri			555,991

	Montana (0.5%)
385,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	391,503
	Total Montana			391,503

	Nebraska (0.5%)
355,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	390,827
	Total Nebraska			390,827

	New Jersey (19.7%)
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,111,340
1,250,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,327,987
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,209,937
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	216,580
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	327,336
1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds1	12/15/26	0.000	722,269
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds1	12/15/30	0.000	911,550
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG2	01/01/30	1.155	832,642
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG2	01/01/30	1.155	1,080,185
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG2	01/01/30	1.330	585,100
7,055,000	Tobacco Settlement Financing Corp., Revenue Bonds1	06/01/41	0.000	1,852,643
15,955,000	Tobacco Settlement Financing Corp., Revenue Bonds1	06/01/41	0.000	4,066,930
	Total New Jersey			15,244,499

	New York (13.0%)
1,000,000	New York State Dormitory Authority, Revenue Bonds	02/15/25	5.000	1,197,810
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	12/01/23	1.940	113,860
225,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC2	06/01/25	1.940	207,943

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	New York (continued)
$700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	12/01/25	1.933%	$ 661,570
1,865,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	12/01/25	1.950	1,762,612
500,000	New York State Energy Research & Development Authority, Revenue Bonds2	07/01/26	2.375	502,715
305,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	12/01/26	1.914	287,831
600,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	03/01/27	1.921	564,428
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	07/01/27	1.914	104,066
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	07/01/27	1.942	1,788,038
1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA2	07/01/29	1.940	995,053
2000,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC2	05/01/34	1.190	1,843,304
	Total New York			10,029,230

	North Carolina (3.5%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,684,890
1,000,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/39	3.500	1,032,950
	Total North Carolina			2,717,840

	Ohio (1.4%)
1,100,000	Ohio Higher Educational Facility Commission, Revenue Bonds3	02/01/17	0.610	1,100,000
	Total Ohio			1,100,000

	Pennsylvania (4.8%)
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	168,406
50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000	56,740
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,064,200
215,000	School District of Philadelphia, General Obligation Bonds AGM, FGIC	06/01/24	5.000	238,822
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/24	5.000	1,098,360
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/27	5.000	1,093,040
	Total Pennsylvania			3,719,568

	South Carolina (2.1%)
1,810,000	County of Greenwood, Revenue Bonds, AGM2	10/01/34	1.739	1,655,605
	Total South Carolina			1,655,605

	South Dakota (0.6%)
430,000	Educational Enhancement Funding Corp., Revenue Bonds	06/01/25	5.000	473,740
	Total South Dakota			473,740

	Texas (8.9%)
325,000	City of Houston Airport System, Revenue Bonds, AGM2	07/01/30	1.440	301,978
800,000	City of Houston Airport System, Revenue Bonds, AGM2	07/01/30	1.440	743,360

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Texas (continued)
$475,000	City of Houston Airport System, Revenue Bonds, XLCA2	07/01/32	1.552%	$ 441,132
550,000	City of Houston Airport System, Revenue Bonds, XLCA2	07/01/32	1.552	510,795
750,000	City of Houston Airport System, Revenue Bonds, XLCA2	07/01/32	1.557	696,743
1,000,000	Dallas Love Field, Revenue Bonds	11/01/25	5.000	1,151,950
3,145,000	North Texas Tollway Authority, Revenue Bonds, AGC1	01/01/29	0.000	2,046,546
380,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	412,680
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	104,864
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	446,984
	Total Texas			6,857,032

	Washington (3.1%)
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	563,675
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	421,749
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	181,859
1,030,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	2.600	1,027,497
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	186,227
	Total Washington			2,381,007

	Wisconsin (1.7%)
280,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250	316,775
1,000,000	Public Finance Authority, Revenue Bonds2	07/01/29	2.000	986,070
	Total Wisconsin			1,302,845

	Total Municipal Bonds (Identified cost $76,608,911)			76,683,344

TOTAL INVESTMENTS (Identified cost $76,608,911)4			99.1%	$76,683,344
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.9%	682,600
NET ASSETS			100.0%	$77,365,944

1	Security issued with a zero coupon. Income is recognized through accretion of discount.
2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2017 coupon or interest rate.
3
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of January 31, 2017.

4
The aggregate cost for federal income tax purposes is $76,608,911 the aggregate gross unrealized appreciation is $938,009 and the aggregate gross unrealized depreciation is $863,576 resulting in net unrealized appreciation of $74,433.

Abbreviations:
AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corp.
XLCA	−	XL Capital Assurance, Inc.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
January 31, 2017 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2017
Municipal Bonds**	$ –	$ 76,683,344	$ –	$ 76,683,344
Total Investments, at value	$ –	$ 76,683,344	$ –	$ 76,683,344

*The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended January 31, 2017.
**For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/Jean-Pierre Paquin
By (Signature and Title)*
Jean-Pierre Paquin
President - Principal Executive Officer

Date:  March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date: March 30, 2017

By (Signature and Title)*

/s/Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 30, 2017

* Print name and title of each signing officer under his or her signature.